Trade and other receivables (Details) - USD ($)	May 31, 2026	Aug. 31, 2025
Trade and other receivables
Trade receivables	$ 373,034	$ 424,686
Sales taxes receivable	79,950	52,518
Other receivables	20,611	5,980
Total trade and other current receivables	473,595	483,184
Past Due But Not Impaired
Trade and other receivables
Trade receivables	$ 373,034	$ 424,686